Related Party Transactions - Summary of Expenditures with Related Parties (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Expenditures with related parties	$ 64,479	$ 22,268	$ 85,415	$ 39,754	$ 107,432	$ 58,291
Automatize
Related Party Transaction [Line Items]
Expenditures with related parties	35,576	18,512	49,851	31,268	80,521	26,226
FHE
Related Party Transaction [Line Items]
Expenditures with related parties	4,027	0	7,277	0
Wilks Brothers
Related Party Transaction [Line Items]
Expenditures with related parties	8,542	1,953	8,799	4,507	15,480	16,622
Related Lessors
Related Party Transaction [Line Items]
Expenditures with related parties	3,425	1,577	4,648	3,115	6,308	6,052
Wilks Construction
Related Party Transaction [Line Items]
Expenditures with related parties	12,448	0	13,389	0		107
Equify Financial
Related Party Transaction [Line Items]
Expenditures with related parties	301	0	986	0	2,871	2,323
3 Twenty-Three
Related Party Transaction [Line Items]
Expenditures with related parties	0	0	247	0	1,033	1,148
Carbo
Related Party Transaction [Line Items]
Expenditures with related parties	78	0	78	353	513	0
Cisco Logistics
Related Party Transaction [Line Items]
Expenditures with related parties	0	160	0	424	509	4,181
Interstate
Related Party Transaction [Line Items]
Expenditures with related parties	0	24	20	32	80	30
Equify Risk
Related Party Transaction [Line Items]
Expenditures with related parties	0	0	0	3	3	1,602
Other
Related Party Transaction [Line Items]
Expenditures with related parties	$ 82	$ 42	$ 120	$ 52	$ 114	$ 0